Transactions with Related Parties (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Management fees charged during the period	$ 9,690	$ 9,298
Commission charged on charter hire agreements during period	1,829	1,788
Due From Related Parties, Current	$ 6,323		$ 4,447
Costamare Shipping Company Sa New [Member]
Related Party Transaction [Line Items]
Number Of Vessels Under Ship Management Cell	19
Management fee per day per vessel (in U.S. dollars)	$ 956	919
Management fee per day per vessel under bareboat charter (in U.S. dollars)	478		$ 460
Officers Compensation Charged	$ 1,250	500
Annual fees for management services	$2,500 and 598,400 shares		$1,000
Fair value of shares issued to the Manager	$ 5,383
Number of shares issued to the Manager | shares	299,200
Management agreement expiration date	DECEMBER 31, 2025
Management agreement automatic extention expiration date	DECEMBER 31, 2025
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Annual adjustment on supervisory fees after December 31, 2012	4.00%
Construction supervisory fee	$ 787
Construction supervisory fee, paid			$ 1,050
Management agreement date with V-Ships Greece Ltd.	January 7, 2013
Termination fee, description	The termination fee is equal to (a) the lesser of (i) ten and (ii) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
Date the Cell commenced	April 2013
Working capital security	$ 1,425
Working capital security, per vessel	75
Total charges by the manager to Company's affiliates	837	689
Management fees charged during the period	9,582	9,190
Due From Related Parties, Current	2,490		576
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fees charged during the period	107	$ 108
Due From Related Parties, Current	$ 589		$ 593
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels managed	11		11